Geographical Information (Tables)	12 Months Ended
Sep. 30, 2022
Mariadb Corporation Ab
Geographical Information
Summary of long-lived assets by geographic location

	As of September 30,
	2022	2021
United States	$1,303	$1,876
Bulgaria	123	317
Finland	131	355
Other counties	41	23
Total long-lived assets	$1,598	$2,571